SUBSEQUENT EVENTS (Details) - USD ($)	Jan. 07, 2021	Nov. 13, 2020	Oct. 14, 2020	Sep. 30, 2020	Jul. 31, 2020
Class A ordinary shares
SUBSEQUENT EVENTS
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Class B ordinary shares
SUBSEQUENT EVENTS
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Events
SUBSEQUENT EVENTS
Aggregate number of shares to be repurchased	122,500,000
Aggregate price paid for shares	$ 1,225,000,000
Subsequent Events | Delaware Corporation [Member] | Agreement And Plan Of Merger [Member]
SUBSEQUENT EVENTS
Common Stock, Par or Stated Value Per Share	$ 0.0001
Subsequent Events | Restricted Stock Units (RSUs) [Member]
SUBSEQUENT EVENTS
Restricted stock granted		100,000
Subsequent Events | Restricted Stock Units (RSUs) [Member] | Class A ordinary shares
SUBSEQUENT EVENTS
Restricted stock granted		100,000
Subsequent Events | After Domestication [Member} | Delaware Corporation [Member] | Agreement And Plan Of Merger [Member]
SUBSEQUENT EVENTS
Aggregate merger consideration	$ 6,569,840,376
Share price (per share)	$ 10.00